Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 555,893	$ 557,544
Accumulated amortization	(131,266)	(124,964)
Net carrying amount	424,627	432,580	453,117
Cost	372,603	373,728	371,246
Accumulated amortization	(131,266)	(124,964)	(101,977)
Net carrying amount	241,337	248,764	269,269
Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period
Cost	183,290	183,816
Net carrying amount	183,290	183,816
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period			2 years 10 months 24 days
Cost			4,200
Accumulated amortization			(4,200)
Contractual Rights and Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	14 years 10 months 24 days	14 years 10 months 24 days	15 years
Cost	369,555	370,527	365,194
Accumulated amortization	(130,337)	(124,048)	(97,232)
Net carrying amount	239,218	246,479	267,962
Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years 1 month 6 days	9 years 1 month 6 days	8 years 10 months 24 days
Cost	2,994	3,147	1,798
Accumulated amortization	(893)	(883)	(516)
Net carrying amount	2,101	2,264	1,282
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years	5 years
Cost	54	54	54
Accumulated amortization	(36)	(33)	(29)
Net carrying amount	$ 18	$ 21	$ 25